Investments	12 Months Ended
Mar. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Investments

10 INVESTMENTS

The Company’s long-term investments consist of the following:

	As of March 31,
	2023	2024
	RMB	RMB
Available-for-sale debt securities
iSNOB	24,656	26,021
Juesekuangxiang	—	6,875
Jimi	—	5,459
Others	9,712	8,427
	34,368	46,782
Equity method investments
Jiaxing Neixiangyoupan Equity investment Fund Partnership (limited partnership) (“Neixiangyoupan”)	31,745	29,387
Others	3,205	5,639
	34,950	35,026
Total	69,318	81,808

Available-for-sale debt securities

The following table summarizes, by major security type, the Company’s available-for-sale debt securities as of March 31, 2023 and 2024:

	As of March 31,
	2023	2024
	RMB	RMB
Cost	16,786	25,120
Unrealized gains, including foreign exchange adjustment	17,582	21,662
Fair Value	34,368	46,782

iSNOB

The Company held 4,785,714 convertible and redeemable preferred shares of iSNOB, accounting for 3.35% of the total equity interests of iSNOB on a fully diluted basis. According to the investment agreement, the Company has the option to request iSNOB to redeem the Company’s investments at the Company’s investment cost plus the interest if iSNOB fails to consummate a qualified IPO within a pre-agreed period of time from the date of the Company’s investment. Therefore, the convertible and redeemable preferred shares that the Company subscribed from iSNOB are not in substance common stocks and are classified as an available-for-sale debt investment and is measured at its fair value with the changes in fair value booked in other comprehensive income.

As of March 31, 2023 and 2024, the Company remeasured its investment in iSNOB at a fair value of RMB24,656 and RMB26,021, respectively, which were determined by management with the assistance of an external appraiser. For the years ended March 31, 2022, 2023 and 2024, the unrealized securities holding gain, net of tax of nil, RMB922 and RMB564 were reported in other comprehensive income, respectively. For the years ended March 31, 2022, 2023 and 2024, foreign currency translation loss of RMB677, gain of RMB1,816 and gain of RMB801 were reported as foreign currency translation adjustments in other comprehensive income, respectively.

Juesekuangxiang

In May 2023, the Company purchased 10% equity interest of Juesekuangxiang with a cash consideration of US$1,000 (equivalent to RMB6,875). According to the investment agreement, the Company has the option to request Juesekuangxiang to redeem the Company’s investments at the Company’s investment cost plus interest if Juesekuangxiang fails to consummate a qualified IPO within a pre-agreed period of time from the date of the Company’s investment. Therefore, redeemable shares of Juesekuangxiang held by the Company are considered not in substance common stock and classified as an available-for-sale debt investment which is measured at its fair value with the changes in fair value booked in other comprehensive income.

For the year ended March 31, 2024, the fair value change of investment in Juesekuangxiang was not material.

Jimi

In June 2023, the Company purchased 4.87% equity interest of Jimi with a cash consideration of RMB5,459. According to the investment agreement, the Company has the option to request Jimi to redeem the Company’s investments at the Company’s investment cost plus interest if Jimi fails to consummate a qualified IPO within a pre-agreed period of time from the date of the Company’s investment. Therefore, equity interest of Jimi held by the Company is considered not in substance common stock and classified as an available-for-sale debt investment which is measured at its fair value with the changes in fair value booked in other comprehensive income.

For the year ended March 31, 2024, the fair value change of investment in Jimi was not material.

Poppy

In September 2021, the Company purchased a 10% equity interest in Poppy with a cash consideration of US$2,500 (equivalent to RMB16,215). The Company has the option to request Poppy to redeem the Company’s investments at the Company’s investment cost plus interest if Poppy fails to consummate a qualified IPO within a pre-agreed period of time from the date of the Company’s investment. Therefore, redeemable shares of Poppy held by the Company are considered not in substance common stock and classified as an available-for-sale debt investment which is measured at its fair value with the changes in fair value booked in other comprehensive income. As of March 31, 2022, the Company remeasured its investment in Poppy and believed that there was no fair value change of Poppy during the year ended March 31, 2022. For the year ended March 31, 2022, foreign currency translation loss of RMB344 was reported as foreign currency translation adjustments in other comprehensive income.

For the year ended March 31, 2023, the actual operating results of Poppy were significantly weaker than expected. The Company assessed the recoverability of its investment and as a result of its assessment, the Company wrote down the carrying value of its investment of RMB15,871 to zero and recognized a loss of RMB16,817 in “Losses from investment”. For the year ended March 31, 2023, foreign currency translation gain of RMB946 was reported as foreign currency translation adjustments in other comprehensive income.

Equity method investments

Investment in Neixiangyoupan

In December 2019, the Group entered into a partnership agreement with Neixiangyoupan to subscribe for the shares of Neixiangyoupan as a Limited Partner (“LP”) and made the first capital injection in May 2020. As of March 31, 2023 and 2024, RMB28,464 in cumulative capital contributions has been made by the Group, representing approximately 14.8% of the entity's equity interest at each balance sheet date. The investment is accounted for under the equity method as the Group has the ability to exercise significant influence over Neixiangyoupan as an LP. For the years ended March 31, 2022, 2023 and 2024, the Group recognized RMB1,570 of share of gain, RMB2,189 of share of gain and RMB2,358 of share of loss of Neixiangyoupan, respectively.

The Group's equity method investments are not considered individually material or in the aggregate to meet the necessary reporting threshold under Rule 4-08(g) of Regulation S-X.